Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Real Estate	$ 20,370,300	$ 24,826,700
Property, Plant and Equipment, net	8,176,000	5,071,900
Cash	2,396,500	430,000
Prepaid Expense	1,658,000	117,600
Right of Use Assets	873,800	1,132,700
Accounts Receivable, net	78,200	11,800
Deferred Offering Costs	65,100
Deferred Tax Asset		171,600
TOTAL ASSETS	33,617,900	31,762,300
LIABILITIES
Construction Loans, net of Debt Discount of $502,400 and $148,400 , respectively	9,590,100	9,499,300
Construction Loans - Related Parties, net of Debt Discount of $670,200 and $853,800, respectively	5,819,700	14,523,200
Equipment Loans	5,595,500	3,476,800
Accounts Payable and Accrued Expenses	2,700,000	3,770,400
Finance Leases	999,400	520,700
Deferred Revenue	896,300	73,200
Right of Use Liabilities	841,700	1,115,500
Note Payable D&O Insurance	741,200
Note Payable PPP	19,300
Due to Related Party		8,100
TOTAL LIABILITIES	27,203,200	32,987,200
COMMITMENTS AND CONTINGENCIES (See Note 10)
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, No Par 10,000,000 shares authorized and 0 issued and outstanding at December 31, 2020 and 2019
Common Stock, No Par 50,000,000 shares authorized and 5,636,548 and 3,513,517 issued and outstanding on December 31, 2020 and 2019	11,956,900	670,900
Additional Paid in Capital	234,800	119,100
Accumulated Deficit	(4,487,100)	(954,300)
Total Stockholders' Equity (Deficit)	7,704,600	(164,300)
Non-Controlling Interest	(1,289,900)	(1,060,600)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	6,414,700	(1,224,900)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 33,617,900	$ 31,762,300